Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rates	34.00%	34.00%
State income tax benefit, net of Federal benefit	6.50%	3.30%
Change in valuation allowance	(37.30%)	(32.10%)
Change in state tax rates and other	(3.20%)	(4.50%)
Total	0.00%	0.70%